Note 19 - Income Taxes - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-capital loss carry-forwards from US	$ 1,418	$ 1,576
Stock option	95	17
R&D expenditures	236	424
Reserves and others	127	0
Deferred Tax Assets, Gross	17,325	19,497
Valuation Allowances for deferred tax assets	(17,325)	(19,497)
Net deferred tax assets	0	0
Canada Revenue Agency [Member]
Non-capital loss carry-forwards from foreign entity	0	1
Israel Tax Authority [Member]
Non-capital loss carry-forwards from foreign entity	$ 15,449	$ 17,479